owners' equity - Subsidiary with significant non-controlling interest (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of financial position
Current assets	$ 6,647	$ 6,313
Non-current assets	51,376	49,823
Current liabilities	9,831	9,478
Non-current liabilities	31,394	29,356
Statement of income and other comprehensive income
Net income (loss)	938	867
Comprehensive income	955	689
Statement of cash flows
Cash provided by operating activities	4,847	4,499
Cash used by investing activities	(3,700)	(4,748)
Cash provided (used) by financing activities	(1,142)	139
Issue of common shares in business combination	14	23
Non-controlling interests
Statement of income and other comprehensive income
Net income (loss)	(55)	26
Subsidiary with significant non-controlling interest
Statement of financial position
Current assets	1,437	1,122
Non-current assets	5,493	5,395
Current liabilities	1,477	990
Non-current liabilities	2,639	2,829
Statement of income and other comprehensive income
Revenue and other income	3,724	3,682
Net income (loss)	(84)	72
Comprehensive income	85	14
Statement of cash flows
Cash provided by operating activities	537	492
Cash used by investing activities	(147)	(1,273)
Cash provided (used) by financing activities	$ (321)	$ 780
Telus International (Cda) Inc.
Economic interest
Interest in TELUS International (Cda) Inc., beginning of period	56.00%	56.60%
Effect of
Issue of TELUS International (Cda) Inc. subordinate voting shares as consideration in business acquisition		(1.40%)
Share-based compensation and other	(0.40%)	(0.10%)
Non-controlling interests conversion of multiple voting shares to subordinate voting shares	1.30%	12.00%
Interest in TELUS International (Cda) Inc., end of period	57.60%	56.00%
Voting interest
Interest in TELUS International (Cda) Inc., beginning of period	85.40%	72.40%
Effect of
Issue of TELUS International (Cda) Inc. subordinate voting shares as consideration in business acquisition		(0.20%)
Interest in TELUS International (Cda) Inc., end of period	87.00%	85.40%
Statement of cash flows
Economic interest	57.60%	56.00%
Voting interest	87.00%	85.40%
Telus International (Cda) Inc. | Non-controlling shareholders
Effect of
TELUS Corporation acquisition of shares from non-controlling interests	2.00%	0.90%
Effect of
TELUS Corporation acquisition of shares from non-controlling interests	0.30%	1.20%
Statement of cash flows
Acquisition of shares from non-controlling interests	$ 25	$ 57
Issue of common shares in business combination	171
Telus International (Cda) Inc. | Non-controlling shareholders | Contributed surplus
Statement of cash flows
Acquisition of shares from non-controlling interests	30	$ (32)
Issue of common shares in business combination	$ 61